Inventories, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of inventories [text block] [Abstract]
Inventories recognized	$ 174,029	$ 140,153
Recognized as marketing expenses	3,867	4,062
Write-down to net realizable value	$ 5,391	$ 1,616